DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Foreign Exchange Contract [Member] | Financial Expenses Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ (14,000,000)	$ 29,000,000	$ (72,000,000)	$ (10,000,000)